UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kingdon Capital Management, L.L.C.

Address:  152 West 57th Street
          New York, New York 10019


13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Cobos
Title:  Chief Financial Officer
Phone:  (212) 333-0100


Signature, Place and Date of Signing:

/s/ Peter J. Cobos            New York, New York            August 13, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  155

Form 13F Information Table Value Total: $1,401,816,232


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.        Form 13F File Number                 Name

1           28-3498                             Mark Kingdon
----        -------------------               ------------------------------


                                                    FORM 13F INFORMATION TABLE

     ITEM 1:                 ITEM 2:      ITEM 3:       ITEM 4:       ITEM 5:               ITEM 6:     ITEM 7:     ITEM 8:
                                                                                SH/ PRN/  INVESTMENT    OTHER   VOTING AUTHORITY
  NAME OF ISSUER          TITLE OF CLASS  CUSIP         VALUE         SHARES    PUT CALL  DISCRETION    MGRS         SOLE

Acxiom Corp.               Common Stock   00512510     3,498,000.00     200,000  SH       Shared-Other    1         200,000
Adolph Coors Co.           Common Stock   21701610     9,095,800.00     146,000  SH       Shared-Other    1         146,000
Advance Auto Parts         Common Stock   00751Y10    15,535,350.00     285,000  SH       Shared-Other    1         285,000
Aeropostale Inc.           Common Stock   00786510     1,915,900.00      70,000  SH       Shared-Other    1          70,000
Aetna Inc.                 Common Stock   00817Y10    11,992,500.00     250,000  SH       Shared-Other    1         250,000
AFC Enterprises            Common Stock   00104Q10       212,024.00       6,800  SH       Shared-Other    1           6,800
Allied Waste               Common Stock   01958930    16,800,000.00   1,750,000  SH       Shared-Other    1       1,750,000
Amer. Elec. Power Co.      Common Stock   02553710    28,014,000.00     700,000  SH       Shared-Other    1         700,000
Amgen Inc.                 Common Stock   03116210    29,316,000.00     700,000  SH       Shared-Other    1         700,000
Anthem Inc.                Common Stock   03674B10    28,679,000.00     425,000  SH       Shared-Other    1         425,000
AntiGenics Inc             Common Stock   03703210     1,866,175.68     189,652  SH       Shared-Other    1         189,652
Apex Silver Mines Ltd.     Common Stock   G0407410     5,169,250.00     356,500  SH       Shared-Other    1         356,500
Aramark Worldwide          Common Stock   03852110    11,250,000.00     450,000  SH       Shared-Other    1         450,000
Art Tech. Group Inc.       Common Stock   04289L10     1,388,172.00   1,388,172  SH       Shared-Other    1       1,388,172
ARV Assisted Living        Common Stock   00204C10     1,659,155.00     771,700  SH       Shared-Other    1         771,700
AT & T Corp.               Common Stock   00195710     5,954,550.00     556,500  SH       Shared-Other    1         556,500
AT & T Wireless            Common Stock   00209A10     2,925,000.00     500,000  SH       Shared-Other    1         500,000
AudioCodes Ltd.            Common Stock   M1534210     1,493,519.00     635,540  SH       Shared-Other    1         635,540
Avon Products Inc.         Common Stock   05430310    15,672,000.00     300,000  SH       Shared-Other    1         300,000
Bausch & Lomb              Common Stock   07170710       270,800.00       8,000  SH       Shared-Other    1           8,000
Biogen Inc.                Common Stock   09059710     4,142,000.00     100,000  SH       Shared-Other    1         100,000
Broadwing Inc.             Common Stock   11162010     1,300,000.00     500,000  SH       Shared-Other    1         500,000
Bunge Ltd.                 Common Stock   G1696210    10,761,000.00     510,000  SH       Shared-Other    1         510,000
Calpine Corp.              Common Stock   13134710     7,030,000.00   1,000,000  SH       Shared-Other    1       1,000,000
Career Education Corp.     Common Stock   14166510     4,499,000.00     100,000  SH       Shared-Other    1         100,000
Caremark Rx Inc.           Common Stock   14170510     6,600,000.00     400,000  SH       Shared-Other    1         400,000
Cerus Corp.                Common Stock   15708510    13,552,000.00     400,000  SH       Shared-Other    1         400,000
Cigna Corp.                Common Stock   12550910    33,804,740.00     347,000  SH       Shared-Other    1         347,000
Clear Channel Comm.        Common Stock   18450210    19,212,000.00     600,000  SH       Shared-Other    1         600,000
Coca Cola Co.              Common Stock   19121610    11,200,000.00     200,000  SH       Shared-Other    1         200,000
Colgate Palmolive          Common Stock   19416210    30,030,000.00     600,000  SH       Shared-Other    1         600,000
Comcast Corp.              Common Stock   20030020    21,447,000.00     900,000  SH       Shared-Other    1         900,000
Corinthian Colleges        Common Stock   21886810     9,004,282.00     265,300  SH       Shared-Other    1         265,300
CSK Auto Corp.             Common Stock   12596510     3,485,000.00     250,000  SH       Shared-Other    1         250,000
CVRD ADR                   ADR            20441220     8,301,000.00     300,000  SH       Shared-Other    1         300,000
dELiA*s Corp.              Common Stock   24688Q10     4,231,900.00     838,000  SH       Shared-Other    1         838,000
DepoMed Inc.               Common Stock   24990810     1,971,202.79     468,108  SH       Shared-Other    1         468,108
Devon Energy Corp.         Common Stock   25179M10    22,176,000.00     450,000  SH       Shared-Other    1         450,000
Dollar General Corp.       Common Stock   25666910    17,127,000.00     900,000  SH       Shared-Other    1         900,000
Dow Chemical               Common Stock   26054310    10,327,752.00     300,400  SH       Shared-Other    1         300,400
Dreyers                    Common Stock   26187810    42,848,190.00     623,700  SH       Shared-Other    1         623,700
Duke Energy Corp.          Common Stock   26439910    13,995,000.00     450,000  SH       Shared-Other    1         450,000
Dynegy Inc. Cl. A          Class A        26816Q10     2,476,800.00     344,000  SH       Shared-Other    1         344,000
eDiets.com Inc             Common Stock   28059710       185,000.40      63,735  SH       Shared-Other    1          63,735
EMC Corp.                  Common Stock   26864810     7,550,000.00   1,000,000  SH       Shared-Other    1       1,000,000
Emmis Comm. Corp.          Common Stock   29152510     5,295,000.00     250,000  SH       Shared-Other    1         250,000
Enchira Biotech. Corp.     Common Stock   29251Q10        80,000.00   1,000,000  SH       Shared-Other    1       1,000,000
Estee Lauder Co.           Common Stock   51843910    21,120,000.00     600,000  SH       Shared-Other    1         600,000
Exxon Mobil Corp.          Common Stock   30231G10    30,690,000.00     750,000  SH       Shared-Other    1         750,000
Flamel Tech. ADR           ADR            33848810       877,200.00     645,000  SH       Shared-Other    1         645,000
Flir Systems Inc.          Common Stock   30244510    16,784,000.00     400,000  SH       Shared-Other    1         400,000
Foot Locker Inc.           Common Stock   34484910    12,294,060.00     850,800  SH       Shared-Other    1         850,800
Ford 6.5% Cv.Pref. 1/15/3  PFD TR CV 6.5% 345395206   22,500,000.00     400,000  SH       Shared-Other    1         400,000
Foundry Networks           Common Stock   35063R10     7,020,000.00   1,000,000  SH       Shared-Other    1       1,000,000
Fox Entertainment Grp.     Common Stock   35138T10    10,875,000.00     500,000  SH       Shared-Other    1         500,000
Fresenius D                Preferred ADR  35802920        32,518.20     416,900  SH       Shared-Other    1         416,900
Gamestop Corp.             Common Stock   36466R10     8,563,920.00     408,000  SH       Shared-Other    1         408,000
General Motors Corp.       Common Stock   37044210    53,450,000.00   1,000,000  SH       Shared-Other    1       1,000,000
Genesys SA ADR             ADR            37185M10       206,010.00      76,300  SH       Shared-Other    1          76,300
Global Industries Ltd.     Common Stock   37933610     3,495,000.00     500,000  SH       Shared-Other    1         500,000
GM Hughes Elec. Class H    Class H        37044283     5,200,000.00     500,000  SH       Shared-Other    1         500,000
Goodyear Tire & Rubber     Common Stock   38255010     2,114,230.00     113,000  SH       Shared-Other    1         113,000
GSI Commerce Inc.          Common Stock   36238G10     2,069,455.00     274,100  SH       Shared-Other    1         274,100
Guidant Corp.              Common Stock   40169810     4,534,500.00     150,000  SH       Shared-Other    1         150,000
Health Mgmt. Sys.          Common Stock   42219M10     1,422,000.00     450,000  SH       Shared-Other    1         450,000
Health Net Inc.            Common Stock   42222G10    10,708,000.00     400,000  SH       Shared-Other    1         400,000
Healthetech Inc.           Common Stock   42221010     5,000,000.00     500,000  SH       Shared-Other    1         500,000
IBM                        Common Stock   45920010    12,549,600.00     174,300  SH       Shared-Other    1         174,300
IDPH Jul 35 Calls          Call Options   449370905    1,140,000.00       4,000      CALL Shared-Other    1           4,000
IGEN International Inc.    Common Stock   44953610    12,556,530.00     399,000  SH       Shared-Other    1         399,000
IGEN Sep 50 Calls          Call Options   449536901       52,500.00       3,500  SH  CALL Shared-Other    1           3,500
IMC Global Inc.            Common Stock   44966910     5,000,000.00     400,000  SH       Shared-Other    1         400,000
Impax Laboratories         Common Stock   45256B10     4,881,985.00     655,300  SH       Shared-Other    1         655,300
Infosys Tech. Ltd.         ADR            45678810     2,575,360.00      50,300  SH       Shared-Other    1          50,300
Ingersoll Rand             Common Stock   G4776G10    13,698,000.00     300,000  SH       Shared-Other    1         300,000
International Paper        Common Stock   46014610    13,074,000.00     300,000  SH       Shared-Other    1         300,000
Internet Security Sys.     Common Stock   46060X10     4,136,205.00     315,500  SH       Shared-Other    1         315,500
Interpublic Grp. of Co.    Common Stock   46069010     2,476,000.00     100,000  SH       Shared-Other    1         100,000
J D Edwards & Co.          Common Stock   28166710    11,185,447.00     919,100  SH       Shared-Other    1         919,100
JDS Uniphase Corp.         Common Stock   46612J10     3,990,000.00   1,500,000  SH       Shared-Other    1       1,500,000
Johnson & Johnson          Common Stock   47816010     2,613,000.00      50,000  SH       Shared-Other    1          50,000
Kerr Mcgee Corp.           Common Stock   49238610    10,710,000.00     200,000  SH       Shared-Other    1         200,000
Kindred Healthcare         Common Stock   49458010     9,319,068.00     209,700  SH       Shared-Other    1         209,700
King Pharm. Inc.           Common Stock   49558210     6,675,000.00     300,000  SH       Shared-Other    1         300,000
Kookmin Bank ADR           ADR            50049M10     1,281,143.90      26,066  SH       Shared-Other    1          26,066
Landry's Restaurants       Common Stock   51508L10     2,551,000.00     100,000  SH       Shared-Other    1         100,000
Limited                    Common Stock   53271610     6,390,000.00     300,000  SH       Shared-Other    1         300,000
Lockheed Martin Co.        Common Stock   53983010    12,162,500.00     175,000  SH       Shared-Other    1         175,000
Lousiana Pacific Corp.     Common Stock   54634710     4,108,920.00     388,000  SH       Shared-Other    1         388,000
LukOil ADR                 ADR            67786210     1,625,000.00      25,000  SH       Shared-Other    1          25,000
Lyondell Chem. Co.         Common Stock   55207810    18,120,000.00   1,200,000  SH       Shared-Other    1       1,200,000
Marriott Int'l Inc.        Common Stock   57190320     2,766,235.00      72,700  SH       Shared-Other    1          72,700
McDermott Int'l            Common Stock   58003710     1,215,000.00     150,000  SH       Shared-Other    1         150,000
MEDI Jul 30 Calls          Call Options   584699902      640,560.00       5,338  SH  CALL Shared-Other    1           5,338
Medtronic Inc.             Common Stock   58505510     8,570,000.00     200,000  SH       Shared-Other    1         200,000
Metro Goldwyn Mayer        Common Stock   59161010     2,925,000.00     250,000  SH       Shared-Other    1         250,000
Mobile Telesystems ADR     ADR            60740910       814,801.00      26,900  SH       Shared-Other    1          26,900
Nabors Industries          Common Stock   G6359F10     8,577,900.00     243,000  SH       Shared-Other    1         243,000
Netopia Inc.               Common Stock   64114K10     1,118,480.00     451,000  SH       Shared-Other    1         451,000
New Focus Inc.             Common Stock   64438310     6,300,558.00   2,121,400  SH       Shared-Other    1       2,121,400
Newell Rubbermaid          Common Stock   65122910    11,198,164.00     319,400  SH       Shared-Other    1         319,400
Newmont Mining Corp.       Common Stock   65163910    15,798,000.00     600,000  SH       Shared-Other    1         600,000
Next Level Comm.           Common Stock   65333U10       517,398.00     533,400  SH       Shared-Other    1         533,400
Noranda Inc.               Common Stock   65542210     1,953,000.00     150,000  SH       Shared-Other    1         150,000
Norfolk Southern Corp.     Common Stock   65584410     7,479,262.00     319,900  SH       Shared-Other    1         319,900
Northrop Grumman           Common Stock   66680710    28,387,500.00     227,100  SH       Shared-Other    1         227,100
Office Depot               Common Stock   67622010    12,600,000.00     750,000  SH       Shared-Other    1         750,000
Olin Corp.                 Common Stock   68066520     9,769,811.25     441,075  SH       Shared-Other    1         441,075
O'Reilly Auto. Inc.        Common Stock   68609110     1,100,800.00      40,000  SH       Shared-Other    1          40,000
Packaging Corp. of Amer.   Common Stock   69515610    33,214,311.00   1,669,900  SH       Shared-Other    1       1,669,900
Park Place Ent.            Common Stock   70069010     1,025,000.00     100,000  SH       Shared-Other    1         100,000
Peabody Energy Corp.       Common Stock   70454910     9,197,500.00     325,000  SH       Shared-Other    1         325,000
Phelps Dodge Corp.         Common Stock   71726510    12,360,000.00     300,000  SH       Shared-Other    1         300,000
Pioneer Natural Resources  Common Stock   72378710    10,849,825.00     416,500  SH       Shared-Other    1         416,500
Placer Dome Inc.           Common Stock   72590610     7,847,000.00     700,000  SH       Shared-Other    1         700,000
Posco ADR                  ADR            69348310     2,045,250.00      75,000  SH       Shared-Other    1          75,000
Power-One Inc.             Common Stock   73930810     5,216,400.00     840,000  SH       Shared-Other    1         840,000
Protein Design Labs        Common Stock   74369L10     5,430,000.00     500,000  SH       Shared-Other    1         500,000
Providian Corp.            Common Stock   74406A10     4,410,000.00     750,000  SH       Shared-Other    1         750,000
Proxim Corp.               Common Stock   74428310     5,398,415.70   1,697,615  SH       Shared-Other    1       1,697,615
Prudential Financial       Common Stock   74432010    23,518,800.00     705,000  SH       Shared-Other    1         705,000
QLogic Corp.               Common Stock   74727710    13,331,500.00     350,000  SH       Shared-Other    1         350,000
Raytheon Co.               Common Stock   75511150     9,168,750.00     225,000  SH       Shared-Other    1         225,000
Reebok Int'l Ltd.          Common Stock   75811010     8,112,500.00     275,000  SH       Shared-Other    1         275,000
Regal Entertainment Grp.   Common Stock   75876610     4,197,600.00     180,000  SH       Shared-Other    1         180,000
Ribapharm Inc.             Common Stock   76253710    13,680,450.00   1,505,000  SH       Shared-Other    1       1,505,000
Royal Dutch Petro. ADR     ADR            78025780     1,934,450.00      35,000  SH       Shared-Other    1          35,000
SanDisk Corp.              Common Stock   80004C10    16,014,348.00   1,289,400  SH       Shared-Other    1       1,289,400
SGP Aug 32.5 Calls         Call Options   806605901       25,000.00       5,000  SH  CALL Shared-Other    1           5,000
SGP Jan 35 calls           Call Options   806605901      200,000.00       8,000  SH  CALL Shared-Other    1           8,000
SK Telecom ADR             ADR            78440P10     2,479,000.00     100,000  SH       Shared-Other    1         100,000
Sonus Networks Inc.        Common Stock   83591610     2,636,750.00   1,325,000  SH       Shared-Other    1       1,325,000
Sorrento Networks          Common Stock   83586Q10       225,504.00     234,900  SH       Shared-Other    1         234,900
SRA International Inc.     Common Stock   78464R10     2,158,400.00      80,000  SH       Shared-Other    1          80,000
SWC Jul 15 Calls           Call Options   86074Q902      110,000.00       1,000  SH  CALL Shared-Other    1           1,000
Symbol Tech. Inc.          Common Stock   87150810     8,101,350.00     953,100  SH       Shared-Other    1         953,100
Telefono Mexico ADR        ADR            87940378    12,832,000.00     400,000  SH       Shared-Other    1         400,000
Temple Inland Inc.         Common Stock   87986810    20,366,720.00     352,000  SH       Shared-Other    1         352,000
Tenet Healthcare Corp.     Common Stock   88033G10    21,465,000.00     300,000  SH       Shared-Other    1         300,000
Toys R Us                  Common Stock   89233510    17,024,515.00     974,500  SH       Shared-Other    1         974,500
Travelers Property         Common Stock   89420G10     8,664,150.00     489,500  SH       Shared-Other    1         489,500
Triad Hospitals Inc.       Common Stock   89579K10    26,627,354.00     628,300  SH       Shared-Other    1         628,300
Turnstone Systems          Common Stock   90042310     2,233,872.00     517,100  SH       Shared-Other    1         517,100
United Healthcare          Common Stock   91324P10    22,887,500.00     250,000  SH       Shared-Other    1         250,000
United Microelec. ADR      ADR            91087320     2,205,000.00     300,000  SH       Shared-Other    1         300,000
US Industries Inc.         Common Stock   91208010     1,856,445.00     538,100  SH       Shared-Other    1         538,100
UTStarcom Inc.             Common Stock   91807610     4,346,355.00     215,700  SH       Shared-Other    1         215,700
ValueVision Int'l Inc.     Common Stock   92047K10     2,559,200.00     140,000  SH       Shared-Other    1         140,000
Verizon Comm.              Common Stock   92343V10     4,015,000.00     100,000  SH       Shared-Other    1         100,000
VNT ADR                    ADR            20442110     5,693,423.00     400,100  SH       Shared-Other    1         400,100
Walt Disney Co.            Common Stock   25468710     3,780,000.00     200,000  SH       Shared-Other    1         200,000
Waste Management Inc       Common Stock   94106L10    21,491,250.00     825,000  SH       Shared-Other    1         825,000
Western Wireless           Common Stock   95988E20     1,536,960.00     480,300  SH       Shared-Other    1         480,300
Williams Companies         Common Stock   96945710     2,995,000.00     500,000  SH       Shared-Other    1         500,000
Yellow Corp.               Common Stock   98550910     7,449,700.00     230,000  SH       Shared-Other    1         230,000

Grand Total                                           1,401,816,232

48400.0002 #343570